Loss per Share	12 Months Ended
Dec. 31, 2021
Loss per Share
Note 1
8
. Loss per Share
The following table presents the information used in the calculation of our basic and diluted earnings (loss) per share attributable to Hyzon common stockholders (in thousands, except per share data):

	Year Ended December 31, 202 1	For the period January 21, 2020 (Inception) – December 31, 2020
Ne t loss attributable to Hyzon	$(13,846)	$(14,271)
Weighted average shares outstanding:
Basic	203,897	152,650
Effect of dilutive securities	—	—

Diluted	203,897	152,650
Net loss per share attributable to Hyzon:
Basic	$(0.07)	$(0.09)
Diluted	$(0.07)	$(0.09)
The weighted average number of shares outstanding prior to Business Combination were converted at the Exchange Ratio.
Potentially dilutive shares are excluded from the computation of diluted net
loss when their effect was antidilutive. The following outstanding common stock equivalents (in thousands) were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive.

	Year Ended December 31, 202 1	For the Period January 21, 2020 (Inception) – December 31, 2020
Restricted stock units	1,853	—
Stock options with service conditions	12,296	14,288
Stock options for former CTO	1,477	—
Stock options with market and performance conditions	5,538	5,538
Private placement warrants	8,015	—
Public w arrants	11,286	—
Earnout shares	23,250	—
Hongyun warrants	31	—
Ardour warrants	293	—